Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business segment information
Sales (Notes 3, 4, 5)	$ 171,493	$ 149,743	$ 165,357
Excise taxes (Notes 3, 5)	(22,394)	(21,818)	(21,936)
Revenues from sales (Notes 3, 5)	149,099	127,925	143,421
Purchases, net of inventory variation (Note 5)	(99,411)	(83,377)	(96,671)
Other operating expenses (Note 5)	(24,966)	(24,302)	(24,345)
Exploration costs (Note 5)	(864)	(1,264)	(1,991)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(16,103)	(13,523)	(17,720)
Other income (Note 6)	3,811	1,299	3,606
Other expense (Note 6)	(1,034)	(1,027)	(1,577)
Financial interest on debt	(1,396)	(1,108)	(967)
Financial income and expense from cash & cash equivalents	(138)	4	94
Cost of net debt (Note 15)	(1,534)	(1,104)	(873)
Other financial income (Note 6)	957	971	882
Other financial expense (Note 6)	(642)	(636)	(654)
Net income (loss) from equity affiliates (Note 8)	2,015	2,214	2,361
Income taxes (Note 11)	(3,029)	(970)	(1,653)
Consolidated net income	8,299	6,206	4,786
Group share	8,631	6,196	5,087
Non-controlling interests	(332)	10	(301)
Adjusted
Business segment information
Sales (Notes 3, 4, 5)	171,513	149,974	165,876
Excise taxes (Notes 3, 5)	(22,394)	(21,818)	(21,936)
Revenues from sales (Notes 3, 5)	149,119	128,156	143,940
Purchases, net of inventory variation (Note 5)	(99,534)	(83,916)	(95,558)
Other operating expenses (Note 5)	(24,427)	(23,832)	(23,984)
Exploration costs (Note 5)	(864)	(914)	(1,550)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(11,441)	(11,294)	(10,843)
Other income (Note 6)	772	964	1,468
Other expense (Note 6)	(389)	(537)	(405)
Financial interest on debt	(1,367)	(1,085)	(956)
Financial income and expense from cash & cash equivalents	(138)	4	94
Cost of net debt (Note 15)	(1,505)	(1,081)	(862)
Other financial income (Note 6)	957	971	882
Other financial expense (Note 6)	(642)	(636)	(654)
Net income (loss) from equity affiliates (Note 8)	2,574	2,531	2,414
Income taxes (Note 11)	(3,858)	(1,965)	(4,150)
Consolidated net income	10,762	8,447	10,698
Group share	10,578	8,287	10,518
Non-controlling interests	184	160	180
Adjustments
Business segment information
Sales (Notes 3, 4, 5)	(20)	(231)	(519)
Revenues from sales (Notes 3, 5)	(20)	(231)	(519)
Purchases, net of inventory variation (Note 5)	123	539	(1,113)
Other operating expenses (Note 5)	(539)	(470)	(361)
Exploration costs (Note 5)		(350)	(441)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(4,662)	(2,229)	(6,877)
Other income (Note 6)	3,039	335	2,138
Other expense (Note 6)	(645)	(490)	(1,172)
Financial interest on debt	(29)	(23)	(11)
Cost of net debt (Note 15)	(29)	(23)	(11)
Net income (loss) from equity affiliates (Note 8)	(559)	(317)	(53)
Income taxes (Note 11)	829	995	2,497
Consolidated net income	(2,463)	(2,241)	(5,912)
Group share	(1,947)	(2,091)	(5,431)
Non-controlling interests	$ (516)	$ (150)	$ (481)